Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Revenue
NOTE 12. REVENUE

Three months ended March 31,	2022	2021
Engineered Systems	$174,431	$72,232
Service	83,186	70,536
Energy Infrastructure 1	65,452	60,437

Total revenue	$323,069	$203,205

1
During the three months ended March 31, 2022, the Company recognized $13.6 million of revenue related to operating leases in its Canada and ROW segments (March 31, 2021 - $17.8 million). Additionally, the Company recognized $27.6 million of revenue related to its USA contract compression fleet (March 31, 2021 - $22.6 million).

Revenue by geographic location, which is attributed by destination of sale, was as follows:

Three months ended March 31,	2022	2021
United States	$127,714	$81,387
Canada	65,044	49,248
Oman	50,618	17,384
Australia	13,068	17,048
Argentina	11,417	6,400
Nigeria	9,437	1,271
Bahrain	8,163	7,088
Colombia	7,664	5,029
Mexico	6,962	6,294
Brazil	6,476	3,487
Other	16,506	8,569

Total revenue	$323,069	$203,205

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at March 31, 2022:

	Less than one year	One to two years	Greater than two years	Total
Engineered Systems	$619,294	$694	$—	$619,988
Service	35,645	14,435	42,059	92,139
Energy Infrastructure	174,387	136,231	677,255	987,873

	$829,326	$151,360	$719,314	$1,700,000

NOTE 23. REVENUE

Years ended December 31,	2021	2020	2019
Engineered Systems	$354,127	$598,566	$1,448,503
Service 1	327,376	303,269	350,992
Energy Infrastructure 1,2,3	278,653	315,217	245,927

Total revenue	$960,156	$1,217,052	$2,045,422

1
During the second quarter of 2020, revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to
Energy
I
nfrast
ructure
product line, including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019, $43,594 of revenues have been reclassified from Service to
Energy
I
nfrastructure
.

This new classification creates better alignment with management’s internal metrics, as the operations and maintenance of these facilities are considered costs and revenue associated with the rental of the facilities.

2
Energy Infrastructure revenue for 2021 and 2020 includes the recognition of revenue from finance lease transactions in the fourth quarter of the same period. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

3
During the year ended December 31, 2021, the Company recognized $68.2 million of revenue related to operating leases in its Canada and ROW segments (December 31, 2020 - $86.6 million
;
December 31, 2019 - $92.3 million). Additionally, the Company recognized $98.1 million of revenue related to its USA contract compression fleet (December 31, 2020 - $91.1 million
;
December 31, 2019 - $76.1 million).

Revenue by geographic location, which is attributed by destination of sale, is as follows:

Years ended December 31,	2021	2020	2019
United States	$451,675	$549,854	$954,350
Canada	173,181	206,508	484,251
Oman	84,486	53,664	105,721
Australia	61,520	65,683	71,592
Bahrain	40,361	108,358	42,864
Argentina	34,321	21,276	24,522
Mexico	27,355	32,945	46,300
Colombia	17,795	32,671	17,375
Brazil	17,289	11,130	10,953
Nigeria	7,853	92,334	256,177
Bolivia	7,775	6,264	4,037
Other	36,545	36,365	27,280

Total revenue	$960,156	$1,217,052	$2,045,422

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2021:

	Less than one year	One to two years	Greater than two years	Total
Engineered Systems	$556,844	$705	$—	$557,549
Service	33,192	13,437	44,665	91,294
Energy Infrastructure	158,616	141,366	709,555	1,009,537

	$748,652	$155,508	$754,220	$1,658,380